Streaming transactions (Details Narrative) - USD ($) $ in Millions	1 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Jun. 30, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Gold Streaming [Member]
IfrsStatementLineItems [Line Items]
Upfront payments received		$ 400,000.0		$ 800,000.0	$ 900,000.0	$ 1,900.0
Streaming liability	$ 370.0
Gold Streaming [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Additional streaming liability	50.0
Annual payments of production	5.1
Gold Streaming [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Additional streaming liability	160.0
Annual payments of production	$ 8.5
Cobalt Streaming [Member]
IfrsStatementLineItems [Line Items]
Mining income			$ 690.0